Stock-based Compensation - Valuation Assumptions on Stock Options (Details) - Stock Options	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	42.45%	42.45%	38.13%
Expected volatility, maximum	48.39%	44.71%	39.85%
Risk-free interest rate, minimum	0.37%	0.31%	1.67%
Risk-free interest rate, maximum	1.23%	0.52%	2.54%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average expected term (years)	2 years 7 months 13 days	5 years 7 days	5 years 29 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average expected term (years)	7 years 3 months 25 days	6 years 9 months 3 days	6 years 9 months 29 days